Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Voyage revenue	$ 42,586,963	$ 40,850,051	$ 54,921,697
Related party revenue	240,000	240,000	240,000
Commissions (including $641,104, $474,466 and $517,828, respectively, to related party)	(2,192,626)	(1,936,381)	(2,673,703)
Net revenue	40,634,337	39,153,670	52,487,994
Operating expenses
Voyage expenses	3,963,181	1,537,898	1,329,668
Vessel operating expenses (including $347,840, $399,665, and $347,363, respectively, to related party)	25,279,087	25,191,250	25,075,139
Dry-docking expenses	1,975,590	3,816,699	1,616,425
Vessel depreciation	12,137,445	19,983,772	17,385,608
Related party management fees	4,894,559	4,891,024	4,984,098
Other general and administrative expenses (including $1,850,000, $1,900,000, and $2,000,000, respectively, to related party)	3,514,636	3,542,619	3,661,426
Net loss on sale of vessels (including $43,823 and$76,183 to related party)		1,935,019	8,568,234
Impairment loss	3,500,000	78,207,462
Other operating income			(254,604)
Total operating expenses	55,264,498	139,105,743	62,365,994
Operating loss	(14,630,161)	(99,952,073)	(9,878,000)
Other income/(expenses)
Interest and other financing costs	(2,152,187)	(1,845,776)	(1,977,226)
Loss on derivatives, net	(44,648)	(177,132)	(637,403)
Foreign exchange gain / (loss)	40,022	(10,143)	8,321
Gain on trading securities			20,373
Investment income	987,604	196,196
Interest income	422,240	387,292	484,886
Other expenses, net	(746,969)	(1,449,563)	(2,101,049)
Equity loss in joint venture	(2,541,775)	(2,023,191)	(1,219,692)
Net loss	(17,918,905)	(103,424,827)	(13,198,741)
Dividends to Series B preferred shares	(1,440,100)
Net loss attributable to common shareholders	$ (19,359,005)	$ (103,424,827)	$ (13,198,741)
Loss per share attributable to common shareholders - basic (in Dollars per share)	$ (0.35)	$ (2.28)	$ (0.34)
Weighted average number of shares outstanding during the year, basic and diluted (in Shares)	54,794,181	45,442,841	38,950,100